PENSION AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Obligations and Funded Status

	Domestic Plans		TCN Plan
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$519,199	$556,632	$38,265	$43,985
Interest cost	21,102	21,613	1,351	1,626
Actuarial loss (gain)	2,641	(21,754)	(3,172)	(4,095)
Benefits paid	(37,586)	(37,292)	(5,227)	(3,251)
Benefit obligation at end of year	505,356	519,199	31,217	38,265

Change in plan assets:
Fair value of plan assets at beginning of year	494,146	551,821	38,257	42,106
Actual return on plan assets	26,891	(21,889)	(778)	(598)
Company contributions	1,510	1,506	-	-
Benefits paid	(37,586)	(37,292)	(5,227)	(3,251)
Fair value of plan assets at end of year	484,961	494,146	32,252	38,257
Funded status	$(20,395)	$(25,053)	$1,035	$(8)

Amounts recognized in balance sheet consist of:
Other Assets	$-	$-	$1,035	$-
Accrued pension liability—current	(1,382)	(1,409)	-	-
Pension liability	(19,013)	(23,644)	-	(8)
Accrued benefit liability	(20,395)	(25,053)	-	(8)
Net (Liability) Asset	$(20,395)	$(25,053)	$1,035	$(8)

	Domestic Plans		TCN Plan
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
	(In thousands)
Supplemental information:
Plans with accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$505,356	$519,199	$31,217	$38,265
Accumulated benefit obligation	505,356	519,199	31,217	38,265
Fair value of plan assets	484,961	494,146	32,252	38,257

Weighted Average Assumptions used Determine Net Periodic Benefit Obligations

Assumptions

	Domestic Plans		TCN Plan
	2016	2015	2016	2015
Weighted average assumptions used to determine net periodic benefit obligations at December 31:
Discount rate	4.1%	4.2%	4.1%	4.0%
Rate of compensation increase	N/A	N/A	N/A	N/A

Net Periodic Benefit Cost

	Domestic Plans			TCN Plan
	Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014
	(In thousands)
Supplemental information:
Components of periodic benefit cost:
Interest cost	$21,102	$21,613	$26,972	$1,351	$1,626	$1,900
Expected return on plan assets	(20,006)	(26,707)	(27,501)	(1,587)	(2,840)	(2,961)
Actuarial loss (gain)	(4,244)	26,842	(8,728)	(807)	(657)	6,027
Net periodic benefit cost (gain)	$(3,148)	$21,748	$(9,257)	$(1,043)	$(1,871)	$4,966

Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	4.2%	4.0%	4.8%	4.0%	4.0%	4.8%
Expected return on plan assets	4.2%	5.0%	5.0%	4.7%	6.9%	6.9%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A

Asset Allocations, by Asset Class

The following is a summary of the asset allocations at December 31, 2016 and 2015 by asset category.

	Domestic Plans		TCN Plan
	2016	2015	2016	2015
Asset Category:
Fixed Income	85%	85%	67%	49%
Equity Securities	15	15	33	51
Total	100%	100%	100%	100%

Total Investments Plans Measured at Fair Value

The following is a summary of total investments for our plans, measured at fair value at:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Pension Benefits:	(In thousands)
Fixed Income	$167,271	$247,882	$5,087	$420,240
Equities	82,442	-	-	82,442
Cash and Accrued Items	14,531	-	-	14,531
Total Investments	$264,244	$247,882	$5,087	$517,213

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Pension Benefits:	(In thousands)
Fixed Income	$60,128	$356,107	$5,752	$421,987
Equities	85,065	12	-	85,077
Cash and Accrued Items	25,335	4	-	25,339
Total Investments	$170,528	$356,123	$5,752	$532,403

Changes in Level 3 Fixed Income Instrument Measured on Recurring Basis

The following is a summary of the changes in our Level 3 fixed income instruments measured on a recurring basis:

	December 31,
	2016	2015
	(In thousands)
Balance at beginning of period	$5,752	$5,013
Purchases, net	107	1,269
Total unrealized loss	(772)	(530)
Balance at end of period	$5,087	$5,752

Expected Employer Contributions and Expected Benefit Payments

	Domestic Plans	TCN Plan
	(In thousands)
Expected employer contributions to trusts of defined benefit plans:
2017	$-	$-
Expected benefit payments:
2017	$37,148	$5,803
2018	36,929	1,304
2019	36,620	1,571
2020	36,228	1,799
2021	35,876	1,483
2022-2026	169,531	9,309

Summary of Contributions Under Defined Contribution Plans

The following table summarizes our contributions under the plans:

	Thrift Plan			Global Thrift Plan
	Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014
	(In thousands)
Contributions	$4,176	$3,840	$3,879	$998	$1,095	$1,236